RELATED PARTY TRANSACTIONS (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Assets
Investments		$ 2,149,579	[1]	$ 1,565,059	[2]
Assets held for sale and inventories		636,028		377,003
Other Assets		3,234,181		2,479,037
Total assets		220,113,618		203,908,211
Liabilities
Deposits		142,128,471		131,959,215
Other Liabilities		6,768,253		5,796,482
Total liabilities		193,458,393		179,478,661
Income
Interest and other operating income		16,116,500		16,696,393		$ 15,748,805	[3]
Net income		2,786,435		2,754,173		2,954,947
Expenses
Interests and other operating expenses		5,670,216		6,232,986	[4]	6,053,100	[3]
Fees		1,213,056		1,075,115	[4]	968,970	[3]
Others		267,507		249,023		258,265
Stockholders with an interest equal or higher than 20% of the Bank's capital [Member]
Assets
Investments		0		0		0
Loans and advances to customers and financial entities, net		642,319		423,706		246,245
Assets held for sale and inventories		0		0
Other Assets		0		0		0
Total assets		642,319		423,706		246,245
Liabilities
Deposits		386,467		363,335		145,266
Other Liabilities		0		0		0
Total liabilities		386,467		363,335		145,266
Income
Interest and other operating income		29,998		6,989		8,951
Dividends		0		0		0
Others		0		0		0
Net income		29,998		6,989		8,951
Expenses
Interests and other operating expenses		10,844		5,603		430
Fees		0		0		0
Others		0		0		0
Total expenses		10,844		5,603		430
Directors and senior management [Member]
Assets
Investments		11		0		0
Loans and advances to customers and financial entities, net		21,331		17,342		15,709
Assets held for sale and inventories		0		0
Other Assets		0		2		389
Total assets		21,342		17,344		16,098
Liabilities
Deposits		5,028		4,363		3,750
Other Liabilities		0		3		0
Total liabilities		5,028		4,366		3,750
Income
Interest and other operating income		558		419		931
Dividends		0		0		0
Others		0		0		0
Net income		558		419		931
Expenses
Interests and other operating expenses		239		269		767
Fees		1,145		1,109		1,001
Others		54		53		0
Total expenses		1,438		1,431		1,768
Associates and joint ventures [Member]
Assets
Investments		2,450,467		1,855,511		1,688,543	[5]
Loans and advances to customers and financial entities, net		108,833		124,592		36,262	[5]
Assets held for sale and inventories	[6]	19,128		18,413
Other Assets		177,537	[7]	127,022	[8]	64,078	[5]
Total assets		2,755,965		2,125,538		1,788,883	[5]
Liabilities
Deposits		190,046		163,932		230,176	[5]
Other Liabilities		35,581		92		31,941	[5]
Total liabilities		225,627		164,024		262,117	[5]
Income
Interest and other operating income		11,214		11,224		6,089	[5]
Dividends		101,091	[9]	48,403		49,627	[5]
Others		41,985		51,613		51,586	[5]
Net income		154,290		111,240		107,302	[5]
Expenses
Interests and other operating expenses		5,790		20,139		13,912	[5]
Fees		3		19		5	[5]
Others		80,312		29,431		37,370	[5]
Total expenses		$ 86,105		$ 49,589		$ 51,287	[5]

[1]	As of December 31, 2018, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[2]	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[3]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2016 disclosed in the Bank’s annual report in 2016 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[4]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[5]	This ítem includes operations held between Bancolombia S.A. and Compañía de Financiamiento Tuya S.A. since November 1, 2016 when the Bank lost control of Tuya S.A. Furthermore, the item includes operations held between Bancolombia S.A. and Sociedad Servicios de Aceptación S.A.S. since June 2016, when that company was set up.
[6]	Investment classified as held for sale. See Note 12. Assets held for sale and Inventories.
[7]	This item includes portfolio purchase operation held between Bancolombia S.A. and Titularizadora Colombiana and the outstanding dividend on the preferred shares of the Compañía de Financiamiento TUYA S.A.
[8]	This ítem includes portfolio purchase operation held between Bancolombia S.A. and Titularizadora Colombiana.
[9]	Includes dividend received for preferred shares in Compañía de Financiamiento TUYA S.A.